UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      5/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      949,520
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12230             Alps Advisers, Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AFLAC, Inc.                   COM            001055102      211     3895 SH       SOLE                   3895      0    0
Alcoa Inc.                    COM            013817101    27625  1939977 SH       SOLE       410000   1529977      0    0
American Express Co.          COM            025816109    23761   575891 SH       SOLE       135000    440891      0    0
Analog Devices                COM            032654105    25965   900937 SH       SOLE       203000    697937      0    0
Bank of America Corp.         COM            060505104    29688  1663178 SH       SOLE       367429   1295749      0    0
Bank of New York Mellon Corp. COM            064058100    32511  1052809 SH       SOLE       230000    822809      0    0
Bristol-Myers                 COM            110122108    28882  1081708 SH       SOLE       208442    873266      0    0
Carnival Cruise Lines Inc Cl. COM            143658300    27042   695513 SH       SOLE       156000    539513      0    0
Chevron Corp.                 COM            166764100    28727   378835 SH       SOLE       76000     302835      0    0
China Youth Media Inc         COM            16947Y107        2    20000 SH       SOLE                  20000      0    0
Cisco Systems Inc             COM            17275R102    33218  1276154 SH       SOLE       254000   1022154      0    0
Coca-Cola Co.                 COM            191216100     9313   169321 SH       SOLE       35000     134321      0    0
Compugen Ltd                  COM            011768504      245    50000 SH       SOLE                  50000      0    0
ConocoPhillips                COM            20825c104    30200   590197 SH       SOLE       129000    461197      0    0
Continuecare Corp.            COM            212172100      372   100000 SH       SOLE                 100000      0    0
Corning Inc.                  COM            219350105    28705  1420340 SH       SOLE       290000   1130340      0    0
Covidien Plc                  COM            G2554F105    22669   450853 SH       SOLE       86000     364853      0    0
Dell Inc                      COM            24702r101    31583  2102725 SH       SOLE       427000   1675725      0    0
Devon Energy Co.              COM            25179m103    31052   481952 SH       SOLE       105000    376952      0    0
Dun & Bradstreet Corp.        COM            26483E100     8759   117700 SH       SOLE       28000      89700      0    0
Ebay Inc                      COM            278642103    34356  1273962 SH       SOLE       256000   1017962      0    0
Exxon Mobil Corporation       COM            30231g102     1728    25800 SH       SOLE                  25800      0    0
First Place Financial Corp.   COM            33610t109       89    22401 SH       SOLE                  22401      0    0
General Electric Co.          COM            369604103     1034    56820 SH       SOLE                  56820      0    0
Genzyme                       COM            372917104    12393   239103 SH       SOLE       60000     179103      0    0
J. P. Morgan Chase & Co.      COM            46625H100    33543   749556 SH       SOLE       153500    596056      0    0
Johnson & Johnson             COM            478160104      495     7592 SH       SOLE                   7592      0    0
Johnson Controls Inc.         COM            478366107    16891   512003 SH       SOLE       122000    390003      0    0
McGraw Hill Inc.              COM            580645109    32020   898171 SH       SOLE       190800    707371      0    0
Medtronic Inc.                COM            585055106    11243   249685 SH       SOLE       57000     192685      0    0
Merck & Co., Inc.             COM            58933Y105      430    11502 SH       SOLE                  11502      0    0
MicroIslet, Inc.              COM            59507q106        0    39000 SH       SOLE                  39000      0    0
Microsoft Corporation         COM            594918104    32486  1109227 SH       SOLE       211000    898227      0    0
Monster Worldwide Inc.        COM            611742107    33128  1994462 SH       SOLE       420000   1574462      0    0
Morgan Stanley                COM            617446448    26253   896303 SH       SOLE       190000    706303      0    0
Novellus Systems              COM            670008101    30341  1214117 SH       SOLE       235200    978917      0    0
Procter & Gamble Co           COM            742718109     9548   150905 SH       SOLE       24000     126905      0    0
St. Jude Medical Inc.         COM            790849103     8967   218430 SH       SOLE       48000     170430      0    0
Staples Inc.                  COM            855030102    29449  1258112 SH       SOLE       250000   1008112      0    0
State Street Corp.            COM            857477103    24092   533715 SH       SOLE       120000    413715      0    0
Tidewater Inc.                COM            886423102    17845   377505 SH       SOLE       92000     285505      0    0
Tyco Electronics Ltd          COM            H8912P106    18126   659594 SH       SOLE       137750    521844      0    0
Tyco International LTD        COM            H89128104    32573   851572 SH       SOLE       179000    672572      0    0
Valero Energy                 COM            91913Y100    24965  1267238 SH       SOLE       243500   1023738      0    0
Wal-Mart Stores Inc.          COM            931142103    18659   335585 SH       SOLE       52700     282885      0    0
Walgreen Co.                  COM            931422109    32044   863958 SH       SOLE       178500    685458      0    0
Western Union                 COM            959802109    31188  1838922 SH       SOLE       365000   1473922      0    0
Winston Pharmaceuticals       COM            975657107       10    10115 SH       SOLE                  10115      0    0
Yahoo!                        COM            984332106     5417   327723 SH       SOLE       101600    226123      0    0
Zimmer Holdings Inc.          COM            98956P102     9676   163445 SH       SOLE       37000     126445      0    0
E-Kong Group Ltd.                            G2952Q109        1    12500 SH       SOLE                  12500      0    0
Enviornmental Energy Service                 29406q101        0    10000 SH       SOLE                  10000      0    0
Prism Support Hldgs LLC                      3030551          0   250000 SH       SOLE                 250000      0    0


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